Loss Per Share - Disclosure of Basic and Diluted Loss Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Loss for the year attributable to owners of the Company for the purpose of calculating basic and diluted loss per share	$ (150,694)	$ (3,417)	$ (240,811)	$ (94,797)	$ (74,820)
Effect Of Dilutive Potential Ordinary Shares [Abstract]
Loss for the period attributable to owners of the Company for the purpose of calculating diluted loss per share	$ (150,694)	$ (31,626)
Weighted average number of ordinary shares for the purpose of calculating basic loss per share	59,000	27,982	390,944	404,186	361,480
Weighted average number of ordinary shares for the purpose of calculating diluted loss per share	59,000	46,364	390,944	404,186	361,480
Basic loss per common share	$ (2.55)	$ (0.12)	$ (0.62)	$ (0.23)	$ (0.21)
Diluted loss per common share	$ (2.55)	$ (0.68)	$ (0.62)	$ (0.23)	$ (0.21)
Series C Convertible Preferred Shares [member]
Effect Of Dilutive Potential Ordinary Shares [Abstract]
Gain on fair value change of Series C convertible preferred shares		$ (28,209)
Series C convertible preferred shares		18,382